Accrued liabilities - Accrued liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Voyage and vessel	$ 7,358	$ 10,692
Corporate accruals	366	528
Interest	3,947	3,999
Payroll and benefits to related parties	5,894	5,850
Total	$ 17,565	$ 21,069